EXHIBIT 99.35

Evolve Exception Detail

Exception Detail

Run Date - 06/27/2024 4:08:46 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	791318	xxxxxx	xxxxxx	851	06/26/2024	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*APPROVED WITH EXCEPTIONS************* Guideline-Property types SFR/Condo/Condotel/PUD/Townhome/ 2-4 unit/ 5-8 Unit. Exception request is for subject property is an xxxxxx with no structural changes made to property.		Compensating Factors-Borrower has paid as agreed credit, mult mtgs on the bureau and owns multiple investment properties.				06/26/2024	B	2	xxxxxx	xxxxxx	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	800692	xxxxxx	xxxxxx	350	10/29/2023	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Exception required for 75% LTV. xxxxxx was used for DSCR calculation, per guideline, max LTV allowed is 70% due to 5% LTV requction is required for using short term rental.		Compensating Factors: DSCR of 1.28; reserves of $50,086.59 (20.30 mo.)				10/29/2023	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	800692	xxxxxx	xxxxxx	851	10/29/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for first time investor for 75% LTV; Borrower manage a residential real estate less than 1 year (started June xxxxxx ). Max LTV allowed is 70% due to 5% reduction is required for first time investor.		Compensating Factors: DSCR of 1.28; reserves of $50,086.59 (20.30 mo.)				10/29/2023	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	799564	xxxxxx	xxxxxx	447	11/17/2023	Credit	UW Income/Employment		UW Income/Employment - UW - 2yr Employment history not verified		The job section of the xxxxxx for 1003 must be completed for at least a two year history, but do not provide monthly income amount.	1003 reflects retired. Lenth of retirement is not required.		Reviewer 11/21/2023 12:42 PM; The length of time retired was not reflected on the 1003 received Client 11/21/2023 01:40 PM; Please escalate further. Thank you. Reviewer 11/21/2023 02:16 PM; Condition has been cleared. Thank you	11/21/2023			A	1	xxxxxx	xxxxxx	3	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
xxxxxx	800526	xxxxxx	xxxxxx	492	11/28/2023	Credit	Appraisal		Appraisal - Compliance \ Appraisal - Evidence that Borrower(s) was provided a copy of the appraisal report on the subject property no less than 3 days prior to closing OR evidence that Borrower(s) waived the 3 day requirement at least 3 days prior to closing. If thi		Evidence the borrowers were provided a copy of the Appraisal was not found in the file. Provide evidence of receipt of Appraisal by borrowers.	Information provided			12/01/2023			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	800526	xxxxxx	xxxxxx	973	11/28/2023	Credit	Compliance		Compliance - CD- Other		The Closing Disclosure dated xxxxxx reflected a funded date ofxxxxxx ; however, the Deed of Trust was signed by the borrowers and notary on xxxxxx . Funded date must be on or after closing date. Provide PCCD with updated funding date.	Information provided- disclosure tracking showing appraisal was sent and received is in file		Client 12/04/2023 10:09 AM; This is a business purpose loan, reg Z does not apply. Thanks. Reviewer 12/04/2023 10:25 AM; Reviewer 12/04/2023 11:31 AM; Hi xxxxxx &#x0D; The closing CD still reflects incorrectly - reflects that the loan disbursed on xxxxxx prior to closing, therefore the incorrect interest amount is also reflected. A PCCD reflecting the correct disbursement date on page 2 is needed.&#x0D; &#x0D; Thanks&#x0D; xxxxxx	12/04/2023			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	800526	xxxxxx	xxxxxx	851	11/28/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum DSCR of 1 is required; subject DSCR is .928		DSCR of 0.928 allowed with the following Compensating factors; Low LTV 50%, Cash reserves after close $504,983.00 (82.22mo.),stable employment 5&34 years.				11/28/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	800945	xxxxxx	xxxxxx	357	12/04/2023	Credit	UW Qualifications		UW Qualifications - UW - Cash Back Exceeds Limit		Maximum cash-out of $1,000,000.00.		Cash-out $1,983,516.16 which exceeds maximum of $1,000,000.00 allowed with the following Compensating Factors: Reserves after close $6,624,240.89 (386.19mo.): 790 FICO no derogatory; Net residual income after close $35,789.32.				12/04/2023	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
xxxxxx	800945	xxxxxx	xxxxxx	330	12/04/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Max Pay shock 3.0x		Payment sock 3.0x allowed with the following Compensating Factors: Reserves after close $6,624,240.89 (386.19mo.): 790 FICO no derogatory; Net residual income after close $35,789.32.				12/04/2023	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
xxxxxx	808188	xxxxxx	xxxxxx	851	01/24/2024	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Commercial zoned properties not permitted.		Compensating factors: Long Term job and housing, strong reserves and assets in 1031 exchange ($1,725,121.15) after, excellent credit 19 years all paid as agreed				01/24/2024	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	813556	xxxxxx	xxxxxx	454	05/09/2024	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Property must be owned for 6 months.		Compensating Factors: Experienced investor owning multiple investment properties; Low LTV for program 61.680%; Excellent collateral, recently renovated, well maintained; Good credit, 759 FICO.				05/09/2024	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	813556	xxxxxx	xxxxxx	330	05/10/2024	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory evidence of existing lease for $2200 monthly rents	The amount on the operating income statement was used. Current rent per month is less than the market rents, so a conservative approach.		Client 05/10/2024 10:01 AM; Hi used amount on the operating income statement on the appraisal. Current rent per month is less than the market rents, so a conservative approach. Thanks. Reviewer 05/10/2024 10:35 AM; Condition has been reviewed. Thank you	05/10/2024			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1